Other Financial Liabilities (debt) - Additional information (Details) $ in Thousands		12 Months Ended
	May 31, 2022 USD ($)	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)
Disclosure Of Other Financial Liabilities debt [Line Items]
Payments for debt issue costs		$ 0	$ 0	$ 10,700
Repayments of borrowings, classified as financing activities		$ 49,000	$ 50,000	$ 65,793
Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Maximum earnings before interest, taxes, depreciation, and amortization ratio | item		3.50	3.0
Minimum Interest Coverage Ratio | item			1
Sociedad Minera El Brocal S.A.A | Credit Facility
Disclosure Of Other Financial Liabilities debt [Line Items]
Commitment fee		0.50%
Unsecured Revolving Credit Facility [Member] | Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Notional amount	$ 350,000
Payments for debt issue costs		$ 3,500
Interest expense		$ 1,900
Repaid line of credit facility	$ 325,000